SHARE CAPITAL (Details 1)	12 Months Ended
	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($) shares
Disclosure of classes of share capital [abstract]
Options, outstanding, beginning | shares	8,248,340	4,608,140	3,437,420
Options, granted | shares	4,040,000	4,080,000	1,600,000
Options, expired | shares	(349,720)	(312,930)	(10,000)
Options, cancelled | shares	(1,815,120)		(379,280)
Options, forfeited | shares	(445,000)		(40,000)
Options, exercised | shares	(87,500)	(126,870)
Options, outstanding, ending | shares	9,591,000	8,248,340	4,608,140
Weighted average exercise price, beginning | $	$ 0.46	$ 0.64	$ 1
Weighted average exercise price, granted | $	0.31	0.38	0.2
Weighted average exercise price, expired | $	1.21	2.08	2.8
Weighted average exercise price, cancelled | $	0.45		2.19
Weighted average exercise price, forfeited | $	1.04		0.61
Weighted average exercise price, exercised | $	0.28	0.4
Weighted average exercise price, outstanding, ending | $	$ 0.34	$ 0.46	$ 0.64